Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000017607
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Equity Fund, Class F Shares
C000017606
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Equity Fund, Class I Shares
C000147407
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Equity Fund, Class Y Shares
C000017609
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equity Fund, Class F Shares
C000147409
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equity Fund, Class Y Shares
C000017608
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Fixed Income Fund, Class F Shares
C000147408
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Fixed Income Fund, Class Y Shares
C000017610
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Fund, Class F Shares
C000147410
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Fund, Class Y Shares
Without Sales Load [Member] | C000017607
Average Annual Return [Line Items]
Average Annual Return, Percent		20.69%	12.25%	8.50%
Without Sales Load [Member] | C000017606
Average Annual Return [Line Items]
Average Annual Return, Percent		20.34%	11.97%	8.22%
Without Sales Load [Member] | C000147407
Average Annual Return [Line Items]
Average Annual Return, Percent		20.96%	12.54%	8.76%
Without Sales Load [Member] | C000017609
Average Annual Return [Line Items]
Average Annual Return, Percent		18.60%	6.48%	7.44%
Without Sales Load [Member] | C000147409
Average Annual Return [Line Items]
Average Annual Return, Percent		18.82%	6.75%	7.71%
Without Sales Load [Member] | C000017608
Average Annual Return [Line Items]
Average Annual Return, Percent		2.23%	0.23%	1.83%
Without Sales Load [Member] | C000147408
Average Annual Return [Line Items]
Average Annual Return, Percent		2.44%	0.48%	2.07%
Without Sales Load [Member] | C000017610
Average Annual Return [Line Items]
Average Annual Return, Percent		9.75%	3.06%	3.83%
Without Sales Load [Member] | C000147410
Average Annual Return [Line Items]
Average Annual Return, Percent		10.12%	3.33%	4.10%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		16.45%	10.26%	8.23%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		16.45%	10.26%	8.23%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		16.45%	10.26%	8.23%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[8]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		16.45%	10.26%	8.23%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[10]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		16.45%	10.26%	8.23%
Bloomberg Global Aggregate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (USD)
Average Annual Return, Percent		2.40%	(1.56%)	1.15%
Bloomberg Global Aggregate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (USD)
Average Annual Return, Percent		2.40%	(1.56%)	1.15%
Bloomberg Global Aggregate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (USD)
Average Annual Return, Percent		2.40%	(1.56%)	1.15%
Bloomberg Global Aggregate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (USD)
Average Annual Return, Percent		2.40%	(1.56%)	1.15%
MSCI EAFE Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[11]	MSCI EAFE Index (USD) (NR)
Average Annual Return, Percent		14.99%	11.15%	8.17%
MSCI EAFE Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4],[12]	MSCI EAFE Index (USD) (NR)
Average Annual Return, Percent		14.99%	11.15%	8.17%
MSCI EAFE Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[13]	MSCI EAFE Index (USD) (NR)
Average Annual Return, Percent		14.99%	11.15%	8.17%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		17.32%	7.02%	7.99%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		17.32%	7.02%	7.99%
Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Average Annual Return, Percent		3.02%	0.87%	2.58%
Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Average Annual Return, Percent		3.02%	0.87%	2.58%
50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]	50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Average Annual Return, Percent		7.98%	2.33%	3.92%
50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15]	50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Average Annual Return, Percent		7.98%	2.33%	3.92%

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	ACWI – All Country World Index
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	ACWI – All Country World Index
[8]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[9]	ACWI – All Country World Index
[10]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[11]	EAFE – Europe, Australasia, and the Far East
[12]	EAFE – Europe, Australasia, and the Far East
[13]	EAFE – Europe, Australasia, and the Far East
[14]	EMBI – Emerging Markets Bond Index
[15]	EMBI – Emerging Markets Bond Index